PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in other provisions [abstract]
Provisions, start	$ 57.8
Additions	55.1
Business combinations (Note 4)	6.5
Amount used	(32.8)
Reversal of unused amounts	(4.9)
Foreign currency exchange differences	1.8
Provisions, end	83.5
Current portion	52.6	$ 29.2
Non-current portion	30.9	$ 28.6
Restoration and removal
Reconciliation of changes in other provisions [abstract]
Provisions, start	12.0
Additions	0.1
Business combinations (Note 4)	0.0
Amount used	0.0
Reversal of unused amounts	(0.7)
Foreign currency exchange differences	(0.5)
Provisions, end	10.9
Current portion	0.2
Non-current portion	10.7
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Provisions, start	1.4
Additions	44.7
Business combinations (Note 4)	0.0
Amount used	(16.7)
Reversal of unused amounts	(0.6)
Foreign currency exchange differences	3.0
Provisions, end	31.8
Current portion	31.1
Non-current portion	0.7
Legal proceedings provision
Reconciliation of changes in other provisions [abstract]
Provisions, start	3.6
Additions	2.6
Business combinations (Note 4)	0.0
Amount used	(0.5)
Reversal of unused amounts	0.0
Foreign currency exchange differences	(0.4)
Provisions, end	5.3
Current portion	5.2
Non-current portion	0.1
Warranty provision
Reconciliation of changes in other provisions [abstract]
Provisions, start	32.4
Additions	7.5
Business combinations (Note 4)	6.5
Amount used	(12.6)
Reversal of unused amounts	(2.4)
Foreign currency exchange differences	(0.2)
Provisions, end	31.2
Current portion	13.2
Non-current portion	18.0
Other
Reconciliation of changes in other provisions [abstract]
Provisions, start	8.4
Additions	0.2
Business combinations (Note 4)	0.0
Amount used	(3.0)
Reversal of unused amounts	(1.2)
Foreign currency exchange differences	(0.1)
Provisions, end	4.3
Current portion	2.9
Non-current portion	$ 1.4